Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Company's Employee Share Option Activity

The following table summarizes the Company’s employee share option activity under the share option plans:

	Number of options	Weighted average exercise price (USD)	Weighted average grant date fair value (USD)	Weighted average remaining contractual term (USD)	Aggregate intrinsic value (USD in thousands)
Outstanding, January 1, 2023	564,876	43.96	21.45	8.48	587
Granted	15,416	28.91	16.89	9.15	55
Exercised	(1,536)	26.75	21.32	8.50	6
Forfeited/Cancelled	(36,257)	74.43	24.79
Outstanding, December 31, 2023	542,499	41.55	19.33	7.59	258
Vested and expected to vest at December 31, 2023	528,958	41.56	19.54	7.58	254
Exercisable as of December 31, 2023	243,946	46.39	24.13	6.96	165

Schedule of Restricted Shares Activity

Restricted shares activity for the year ended December 31, 2023 was as follows:

	Number of restricted shares	Weighted average grant date fair value (USD)
Outstanding, January 1, 2023	2,289,260	34.22
Granted	1,123,342	29.29
Vested	(702,928)	34.70
Forfeited/Cancelled	(205,984)	31.74
Outstanding, December 31, 2023	2,503,690	29.98
Expected to vest, December 31, 2023	1,917,137	30.03

Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model

The Company calculated the estimated fair value of the share-based awards on the respective grant dates using the binomial option pricing model with the following assumptions:

	2021	2022	2023
Fair value of ordinary share	US$31.06-US$119.82	US$28.76-US$39.35	US$29.16-US$35.87
Risk-free interest rates	1.09%-1.62%	1.52%-3.91%	3.50%-4.72%
Expected exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected volatility	51%-52%	52%-54%	51%-54.19%
Expected dividend yield	1.00%	1.00%	1.00%
Weighted average fair value per option granted	US$10.51-US$60.83	US$3.83-US$21.32	US$4.12-US$18.91

Schedule of Share-Based Compensation Expenses

Share-based compensation expenses relating to options and restricted shares granted to employees recognized for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	(in thousands)
Cost of revenues	23,142	8,608	7,982	1,124
Sales and marketing expenses	46,823	38,317	49,305	6,945
General and administrative expenses	48,803	53,209	51,860	7,304
Product development expenses	87,292	68,756	85,945	12,105
	206,060	168,890	195,092	27,478